FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2020
Minimum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	3
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	15
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	15
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	40
Maximum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	140
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	17
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	20
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	53
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	70
Redemption scenario | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
IPO scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
IPO scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	40